Guarantor and Non-Guarantor Financial Information - Condensed Supplemental Consolidating Statement of Operations (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 1,139.5	$ 1,057.3	$ 1,025.3	$ 1,066.8	$ 1,193.5	$ 1,117.9	$ 1,117.5	$ 1,158.9	$ 4,288.9	$ 4,587.8	$ 4,852.6
Cost of sales									3,492.1	3,695.6	3,874.5
Gross profit	225.1	186.3	189.2	196.2	251.5	214.0	215.1	211.6	796.8	892.2	978.1
Selling, general, and administrative expense									510.1	592.9	629.2
Amortization expense									74.1	80.2	85.5
Asset impairment									129.1	0.0	59.0
Other operating expense, net									99.6	135.7	125.2
Operating (loss) income									(16.1)	83.4	79.2
Interest expense									102.4	107.8	122.4
(Gain) loss on foreign currency exchange									(3.5)	8.6	(5.0)
Other expense (income), net									40.8	24.6	(9.7)
Loss before income taxes	19.9	(97.4)	(56.9)	(21.4)	(2.9)	15.2	(25.8)	(44.1)	(155.8)	(57.6)	(28.5)
Income tax (benefit) expense									(45.5)	(11.4)	(139.8)
Equity in net income (loss) of subsidiaries									0.0	0.0	0.0
Net (loss) income from continuing operations	15.3	(61.0)	(50.1)	(14.5)	(4.4)	12.2	(19.5)	(34.5)	(110.3)	(46.2)	111.3
Net (loss) income from discontinued operations	0.2	(116.8)	(121.7)	(12.4)	(9.5)	(9.6)	0.0	0.9	(250.7)	(18.2)	(390.8)
Net loss	$ 15.5	$ (177.8)	$ (171.8)	$ (26.9)	$ (13.9)	$ 2.6	$ (19.5)	$ (33.6)	(361.0)	(64.4)	(279.5)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net sales									(367.0)	(406.1)	(355.1)
Cost of sales									(367.0)	(406.1)	(355.1)
Gross profit									0.0	0.0	0.0
Selling, general, and administrative expense									0.0	0.0	0.0
Amortization expense									0.0	0.0	0.0
Asset impairment									0.0		0.0
Other operating expense, net									0.0	0.0	0.0
Operating (loss) income									0.0	0.0	0.0
Interest expense									(5.7)	0.0	(8.2)
(Gain) loss on foreign currency exchange									0.0	0.0	0.0
Other expense (income), net									5.7	0.0	268.1
Loss before income taxes									0.0	0.0	(259.9)
Income tax (benefit) expense									0.0	0.0	0.0
Equity in net income (loss) of subsidiaries									43.3	(266.6)	(174.3)
Net (loss) income from continuing operations									43.3	(266.6)	(434.2)
Net (loss) income from discontinued operations									0.0	0.0	0.0
Net loss									43.3	(266.6)	(434.2)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net sales									0.0	0.0	0.0
Cost of sales									0.2	0.0	0.0
Gross profit									(0.2)	0.0	0.0
Selling, general, and administrative expense									153.3	139.5	114.4
Amortization expense									10.3	11.8	12.9
Asset impairment									0.0		0.0
Other operating expense, net									77.0	112.1	9.0
Operating (loss) income									(240.8)	(263.4)	(136.3)
Interest expense									104.0	104.8	123.9
(Gain) loss on foreign currency exchange									0.0	(0.4)	0.7
Other expense (income), net									40.3	29.8	(4.6)
Loss before income taxes									(385.1)	(397.6)	(256.3)
Income tax (benefit) expense									(95.3)	(96.1)	(98.3)
Equity in net income (loss) of subsidiaries									(53.3)	247.1	141.1
Net (loss) income from continuing operations									(343.1)	(54.4)	(16.9)
Net (loss) income from discontinued operations									(17.9)	(10.0)	(2.7)
Net loss									(361.0)	(64.4)	(19.6)
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net sales									4,104.5	4,374.0	4,523.2
Cost of sales									3,340.4	3,551.7	3,636.4
Gross profit									764.1	822.3	886.8
Selling, general, and administrative expense									324.1	419.0	475.4
Amortization expense									55.6	59.3	63.0
Asset impairment									129.1		59.0
Other operating expense, net									33.8	19.9	112.6
Operating (loss) income									221.5	324.1	176.8
Interest expense									0.0	0.0	0.3
(Gain) loss on foreign currency exchange									(2.0)	5.8	(4.7)
Other expense (income), net									(0.3)	(1.1)	(266.5)
Loss before income taxes									223.8	319.4	447.7
Income tax (benefit) expense									50.9	77.3	(49.7)
Equity in net income (loss) of subsidiaries									10.0	19.5	33.2
Net (loss) income from continuing operations									182.9	261.6	530.6
Net (loss) income from discontinued operations									(236.2)	(14.5)	(389.5)
Net loss									(53.3)	247.1	141.1
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net sales									551.4	619.9	684.5
Cost of sales									518.5	550.0	593.2
Gross profit									32.9	69.9	91.3
Selling, general, and administrative expense									32.7	34.4	39.4
Amortization expense									8.2	9.1	9.6
Asset impairment									0.0		0.0
Other operating expense, net									(11.2)	3.7	3.6
Operating (loss) income									3.2	22.7	38.7
Interest expense									4.1	3.0	6.4
(Gain) loss on foreign currency exchange									(1.5)	3.2	(1.0)
Other expense (income), net									(4.9)	(4.1)	(6.7)
Loss before income taxes									5.5	20.6	40.0
Income tax (benefit) expense									(1.1)	7.4	8.2
Equity in net income (loss) of subsidiaries									0.0	0.0	0.0
Net (loss) income from continuing operations									6.6	13.2	31.8
Net (loss) income from discontinued operations									3.4	6.3	1.4
Net loss									$ 10.0	$ 19.5	$ 33.2